Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended		96 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.36	$ 0.33
Average number of shares eligible for dividend	443,386	441,962
Total dividends paid	$ 132,915	$ 121,934	$ 918,000
Shares issued under the DRIP	$ 1,461,074	$ 1,175,517
Cash percentage	83.00%	84.00%
DRIP percentage	17.00%	16.00%
Total dividends paid percentage	100.00%	100.00%
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 159,619	$ 145,848
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	132,915	121,934
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 26,704	$ 23,914